Business Acquisition - Unaudited Pro forma Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shanghai Pukuan, Luoyang Pucai, Xi'an Shanghe, Dalian Pude, Luzhou Puxin and Other 2016 Acquirees
Business Acquisition [Line Items]
pro forma net revenues			¥ 640,094
pro forma net (loss)			(137,567)
ZMN Education, Beijing GEDU and Other 2017 Acquirees
Business Acquisition [Line Items]
pro forma net revenues		¥ 1,882,032	1,318,811
pro forma net (loss)		(511,354)	¥ (281,853)
Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
pro forma net revenues	¥ 2,317,937	1,392,146
pro forma net (loss)	¥ (824,909)	¥ (389,366)